Prudential Investments Funds

Supplement dated September 30, 2016 to the
Currently Effective Summary Prospectus & Prospectus

This supplement should be read in conjunction with your Summary Prospectus and Prospectus

Recently, Bloomberg LP acquired the Barclays fixed-income benchmark indices and renamed each Barclays index as a “Bloomberg Barclays” index. Accordingly, for each of the funds listed below, the name of the Barclays index appearing in each fund’s summary prospectus and prospectus is hereby revised accordingly, and is now identified as a Bloomberg Barclays index. The operation of each Bloomberg Barclays index is unaffected.

Fund Name
Prudential Core Bond Fund
Prudential Corporate Bond Fund
Prudential Global Total Return Fund
Prudential Government Income Fund
Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
Prudential Short Duration Multi-Sector Bond Fund
Prudential Short-Term Corporate Bond Fund
Prudential Total Return Bond Fund
Prudential California Muni Income Fund
Prudential Muni High Income Fund
Prudential National Muni Fund
Prudential Short Duration Muni High Income Fund

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